Investments in Companies Under Equity Method - Schedule of Reconciliation of Carrying Amount of Main Contributive and Share of Income (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Associates and Joint ventures [Line Items]
Equity of main contributive entities	$ 528.1 [1]	$ 528.1	[1]	$ 1,156.8	[1]	$ 1,358.4	[1]	$ 2,746.2
Investments in companies under the equity method	192.7	192.7		190.5		200.7		$ 137.7
Net income of main contributive entities		(514.1)		(576.6)		(1,446.2)
Share of income (loss) in companies accounted for under the equity method		(20.1)	[2]	(8.2)	[3]	$ 21.4	[4]
Global Seismic Shipping AS [Member]
Associates and Joint ventures [Line Items]
Equity of main contributive entities	$ 126.9	$ 126.9
% of interest	50.00%	50.00%
% of equity of main contributive entities	$ 63.5	$ 63.5
Investments in companies under the equity method	$ 63.5	63.5
Net income of main contributive entities		$ (17.1)
% of interests	50.00%	50.00%
% of income of main contributive entities		$ (8.6)
Adjustments and eliminations		0.1
Share of income (loss) in companies accounted for under the equity method		(8.5)
Other entities [member]
Associates and Joint ventures [Line Items]
Investments in companies under the equity method	$ 0.8	0.8
Share of income (loss) in companies accounted for under the equity method		(7.9)
Argas [member]
Associates and Joint ventures [Line Items]
Equity of main contributive entities	144.0	$ 144.0
% of interest		49.00%				49.00%
% of equity of main contributive entities	70.6	$ 70.6
Adjustments and eliminations	(2.3)	(2.3)
Investments in companies under the equity method	68.3	68.3		64.5		$ 73.4
Net income of main contributive entities		$ 11.3
% of interest		49.00%				49.00%
% of income of main contributive entities		$ 5.5
Adjustments and eliminations		(1.7)
Share of income (loss) in companies accounted for under the equity method		3.8
Seabed Geosolutions BV [Member]
Associates and Joint ventures [Line Items]
Equity of main contributive entities	197.3	$ 197.3
% of interest		40.00%
% of equity of main contributive entities	78.9	$ 78.9
Adjustments and eliminations	(18.8)	(18.8)
Investments in companies under the equity method	$ 60.1	60.1		$ 67.5		$ 53.4
Net income of main contributive entities		$ (18.7)
% of interest		40.00%
% of income of main contributive entities		$ (7.5)
Share of income (loss) in companies accounted for under the equity method		$ (7.5)

[1]	On completion of the financial restructuring on February 21, 2018, equity was increased by c. US$2.05 billion including a c.US$0.75 billion positive net income impact arising mainly from the equitization of unsecured senior debt. See note 2.
[2]	Share of operating results of companies accounted for under equity method was US$(11.9) million for the year ended December 31, 2017.
[3]	Share of operating results of companies accounted for under equity method was US$(6.9) million for the year ended December 31, 2016.
[4]	Share of operating results of companies accounted for under equity method was US$38.3 million for the year ended December 31, 2015.